Business acquisitions and dispositions - Summary of Fair Value of Consideration From FX Innovation Acquisition (Details) - FX Innovation $ in Millions	Jun. 01, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration paid	$ 145
Cash consideration payable	12
Contingent consideration	6
Total cost to be allocated	163
Trade and other receivables	23
Other non-cash working capital	4
Indefinite-life intangible assets	29
Finite-life intangible assets	23
Other non-current assets	4
Trade payables and other liabilities	(15)
Contract liabilities	(3)
Debt due within one year	(5)
Deferred tax liabilities	(13)
Identifiable assets acquired (liabilities assumed), excluding cash and cash equivalents and goodwill	47
Cash and cash equivalents	1
Fair value of net assets acquired	48
Goodwill	$ 115